Segmented Reporting	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

25. Segmented Reporting

The Company carries on business through three separate geographic segments: Canada, the U.S. south and the U.S. northeast. The business segments are vertically integrated and include the collection and disposal of waste and recyclable materials, transfer station operations, material recovery facilities, landfills and landfill gas to energy facilities. The geographic location of each business segment limits the volume and number of transactions between them.

The Company has elected to exclude corporate costs in the determination of each business segment's performance. Corporate costs include certain executive, legal, accounting, internal audit, treasury, investor relations, corporate development, environmental management, information technology, human resources, sales, safety and other administrative support costs. Corporate costs also include transaction and related costs, restricted share expense and fair value changes of stock options.

The accounting policies applied by the business segments are the same as those described in the summary of significant accounting policies (Note 3). The Company evaluates its segment performance based on revenues, less operating and selling, general and administration expenses.

		December 31
	2013	2012
Revenues
Canada	$769,077	$776,814
U.S. south	876,888	780,331
U.S. northeast	380,074	339,596
Corporate	-	-
	$2,026,039	$1,896,741

Revenues less operating and selling, general and administration expenses
Canada	$270,514	$278,461
U.S. south	235,996	217,077
U.S. northeast	76,263	71,526
Corporate	(61,159)	(55,827)
	$521,614	$511,237

Amortization
Canada	$109,020	$103,112
U.S. south	123,598	110,172
U.S. northeast	60,470	57,501
Corporate	3,403	3,333
	$296,491	$274,118

Net gain on sale of capital assets	$(7,793)	$(592)

Operating income	$232,916	$237,711

				December 31, 2013
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$383,473	$423,164	$98,710	$-	$905,347
Capital assets	$375,562	$444,140	$109,780	$7,770	$937,252
Landfill assets	$180,706	$417,119	$354,906	$-	$952,731
Total assets	$1,218,124	$1,476,464	$657,139	$40,843	$3,392,570

				December 31, 2012
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$409,296	$421,108	$98,710	$-	$929,114
Capital assets	$379,095	$421,374	$118,210	$8,839	$927,518
Landfill assets	$207,485	$404,403	$351,832	$-	$963,720
Total assets	$1,283,434	$1,461,817	$684,959	$45,351	$3,475,561